Form N-CSR Cover	6 Months Ended
May 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS/A
Amendment Flag	true
Registrant Name	BNY Mellon Investment Funds VI
Entity Central Index Key	0001224568
Document Period End Date	May 31, 2024